ACCOUNTS RECEIVABLE, NET - Movement of allowance for accounts receivables (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
ACCOUNTS RECEIVABLE, NET
Addition	$ 6,725
Ending balance	$ 6,725